SCHEDULE OF INDIRECT MEASUREMENT OF FAIR VALUE OF SHARES GRANTED DURING PERIOD (Details) - $ / shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share price	$ 5.10
Expected volatility (weighted-average)	60.00%
Expected life (weighted-average)	2 years 5 months 15 days
Expected dividends
Risk-free interest rate (based on US government bonds)	4.45%
Weighted-average grant date fair value	$ 5.10